INVESTMENTS IN JOINT OPERATIONS - Schedule of Investments in Joint Operations (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Brookfield Place - Retail & Parking
Disclosure of joint operations
Proportion of ownership interest in joint operation	41.00%	41.00%
Brookfield Place - Office
Disclosure of joint operations
Proportion of ownership interest in joint operation	82.00%	82.00%
Exchange Tower
Disclosure of joint operations
Proportion of ownership interest in joint operation	50.00%	50.00%
First Canadian Place
Disclosure of joint operations
Proportion of ownership interest in joint operation	25.00%	25.00%
Percentage of land subject to ground lease	50.00%
Percentage of beneficial interest in property to be acquired	50.00%
2 Queen Street East
Disclosure of joint operations
Proportion of ownership interest in joint operation	38.00%	25.00%
Bay Adelaide East & West
Disclosure of joint operations
Proportion of ownership interest in joint operation	25.00%	38.00%
Bankers Hall
Disclosure of joint operations
Proportion of ownership interest in joint operation	50.00%	50.00%
Bankers Court
Disclosure of joint operations
Proportion of ownership interest in joint operation	50.00%	50.00%
Suncor Energy Centre
Disclosure of joint operations
Proportion of ownership interest in joint operation	50.00%	50.00%
Fifth Avenue Place
Disclosure of joint operations
Proportion of ownership interest in joint operation	50.00%	50.00%
1 The Esplanade
Disclosure of joint operations
Proportion of ownership interest in joint operation	25.00%	25.00%
9 The Esplanade
Disclosure of joint operations
Proportion of ownership interest in joint operation	50.00%	50.00%
111 Bourke Street
Disclosure of joint operations
Proportion of ownership interest in joint operation	50.00%	50.00%
240 Queen Street(2)
Disclosure of joint operations
Proportion of ownership interest in joint operation	0.00%	50.00%
388 George Street
Disclosure of joint operations
Proportion of ownership interest in joint operation	50.00%	50.00%
Shopping Patio Higienópolis
Disclosure of joint operations
Proportion of ownership interest in joint operation	25.00%	25.00%
Shopping Patio Higienópolis - Expansion
Disclosure of joint operations
Proportion of ownership interest in joint operation	32.00%	32.00%
Shopping Patio Higienópolis - Co-Invest
Disclosure of joint operations
Proportion of ownership interest in joint operation	5.00%	5.00%
Shopping Patio Higienópolis Expansion - Co-Invest
Disclosure of joint operations
Proportion of ownership interest in joint operation	6.00%	6.00%
G2-Infospace Gurgaon
Disclosure of joint operations
Proportion of ownership interest in joint operation	72.00%	72.00%